SCHEDULE OF GOODWILL ARISING ON ACQUISITION (Details)	Mar. 31, 2026 USD ($)
Matter DKApS [member]
IfrsStatementLineItems [Line Items]
Consideration transferred	$ 20,447,440
Less: recognized amounts of net assets acquired	404,326
Goodwill arising on acquisition	20,851,766
Less: recognized amounts of net assets acquired	404,326
Remedy project limited [member]
IfrsStatementLineItems [Line Items]
Consideration transferred	5,684,999
Goodwill arising on acquisition	5,581,724
Less: recognized amounts of net assets acquired	(103,275)
Plan A Earth gmbH [member]
IfrsStatementLineItems [Line Items]
Consideration transferred	20,857,516
Goodwill arising on acquisition	18,115,214
Less: recognized amounts of net assets acquired	$ (2,742,302)